COMPENSATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of compensation expense [Table Text Block]
	Years ended December 31,
	2020	2019
Wages, salaries and benefits	71,481	77,869
Post-employment benefits	1,986	1,639
Share-based compensation expense (Note 22c)	5,310	3,126
	78,777	82,634